MITCHELL HUTCHINS SERIES TRUST--HIGH INCOME PORTFOLIO          SEMIANNUAL REPORT

Dear Contract Owner,                                             August 20, 1999

We are pleased to present you with the semiannual report for the Mitchell Hutchins Series Trust--High Income Portfolio, for the six-month period ended June 30, 1999.

MARKET REVIEW
--------------------------------------------------------------------------------

[GRAPHIC]

   Bond prices ended the period lower, with long-term interest rates up almost one percentage point vs. the beginning of the period. From January to June, the Treasury yield curve flattened as rates for bonds with maturities of two years rose more than those of bonds with maturities of 30 years. The overall bond market suffered losses as spreads (the difference in yield or income that securities must pay to compensate for the additional risk) over Treasurys widened. We attribute this widening to: profit-taking in the corporate and mortgage sectors; heavy net issuance of asset-backed securities, commercial mortgage-backed securities and high-yield bonds; and uncertainty about the Federal Reserve's moves.

HIGH-YIELD BONDS GAIN

   The high yield market regained its footing after heavy losses in 1998. As measured by the CS First Boston High Yield Index, high-yield bonds gained 2.8% for the period, outperforming all other sectors of the bond market.

INFLATION FEARS RESURFACE

   Inflation risk became the dominant theme driving bond yields, as the markets reacted to improving economic prospects in Asia and Latin America, rapidly growing U.S. demand, higher oil prices and fears that future wage increases would not be offset by commodity deflation. The Federal Reserve raised the federal funds rate by 0.25% on June 30 and assumed a neutral stance, meaning it had no predisposition to raise or lower rates at its meeting in August.

OUTLOOK

   Our outlook for calendar-year 1999 calls for gross domestic product growth of about 3% and inflation around 2%. Currently, there are no signs of recession. We expect the Federal Reserve to raise rates by another 0.25% and believe the economy will most likely slow down moderately. We expect the long bond to remain around 6%. Global growth and rising commodity prices represent risks to the bond markets--if inflation rises, then current historically low inflation-risk premiums could also rise, resulting in a greater rise in interest rates.

SEMIANNUAL REPORT

PORTFOLIO REVIEW
--------------------------------------------------------------------------------

PERFORMANCE--TOTAL RETURNS FOR PERIODS ENDED 6/30/99

                                                                    Cumulative
--------------------------------------------------------------------------------
  Six Months                                                           3.87%
  Since Inception 9/28/98                                              9.23%
--------------------------------------------------------------------------------

Past performance does not guarantee future performance. Total return calculations assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the payable dates and do not include sales charges. Total returns for periods of less than one year are not annualized. Performance relates to the Portfolio and does not reflect separate account charges applicable to variable annuity contracts. The return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

HIGHLIGHTS

   We invested the bulk of the Portfolio's funds in mid-October 1998, near the bottom of the high yield market slump. We were able to take advantage of low prices to construct a high credit-quality portfolio--around a BB rating. This higher than normal quality helped performance during the period. As the Portfolio realizes gains by selling some of its BB positions, we expect Portfolio quality to decline gradually to a B rating.

MITCHELL HUTCHINS SERIES TRUST--HIGH INCOME PORTFOLIO

Credit Quality(1)

                                           Portfolio %             Portfolio %
                                          as of 6/30/99          as of 12/31/98
--------------------------------------------------------------------------------
  BB & Higher                                 21.8                    21.2
  B                                           50.1                    49.7
  CCC & Lower                                  6.4                     7.9
  Non-Rated                                   12.2                    12.9
  Cash                                         3.3                     2.8
  Equity/Preferred                             6.2                     5.5
--------------------------------------------------------------------------------
  Total                                      100.0                   100.0

Portfolio Statistics

                                           Portfolio %             Portfolio %
                                          as of 6/30/99          as of 12/31/98
--------------------------------------------------------------------------------
  Weighted Avg Maturity                     8.02 Yrs                8.88 Yrs
  Weighted Avg Duration                     5.31 Yrs                5.45 Yrs
--------------------------------------------------------------------------------

(1) Weightings represent percentages of portfolio assets as of June 30, 1999. The Portfolio is actively managed and its composition will vary over time.

MITCHELL HUTCHINS SERIES TRUST--HIGH INCOME PORTFOLIO          SEMIANNUAL REPORT

   The Portfolio's largest sector weighting remains fixed communications (15.4%),(1) where we are emphasizing international long distance companies. Two companies we like are Viatel (1.3%), which is building a European fiber optic network, and Barak (1.1%), a competitive long distance carrier in Israel. In the U.S. we continue to focus on companies with extensive fiber optic networks such as Metromedia Fiber (2.0%) and Northeast Optic Network (1.0%). While we still find competitive local exchange carriers attractive, we are opting to take profits given their significant price appreciation. In cable (12.9%), the second largest sector weighting, we favor new entrants that offer integrated voice data and video, such as RCN Corporation (1.3%).

MITCHELL HUTCHINS SERIES TRUST--HIGH INCOME PORTFOLIO

Top Five Sectors(1)

                                           Portfolio %             Portfolio %
                                          as of 6/30/99          as of 12/31/98
--------------------------------------------------------------------------------
  Communications--fixed                        15.4                    25.2
  Cable                                       12.9                     5.7
  Service                                      8.1                     --
  Retail                                       6.2                     2.2
  Hotels and Lodging                           5.8                     2.6
--------------------------------------------------------------------------------

Top Ten Holdings1(1)

                                           Portfolio %             Portfolio %
                                          as of 6/30/99          as of 12/31/98
--------------------------------------------------------------------------------
  Park Place Entertainment                     3.7                     --
  Ames Department Stores                       2.9                     --
  Knology Holdings                             2.3                     --
  Host Marriott L.P.                           2.2                     1.6
  Spectrasite Holdings                         2.2                     --
  NTL Communications                           2.1                     1.2
  EchoStar DBS                                 2.0                     --
  Hyperion Telecommunications                  2.0                     --
  Metromedia Fiber Network Inc.                2.0                     2.3
  Nextlink Communications                      2.0                     --
--------------------------------------------------------------------------------

(1) Weightings represent percentages of portfolio assets as of June 30, 1999. The Portfolio is actively managed and its composition will vary over time.

SEMIANNUAL REPORT

   As a result of the increased supply and interest rate backup at the end of May, high-yield spreads have widened somewhat. In light of this widening we are looking at high quality single-B-rated bonds. We expect new bond issuance to remain lighter through 1999 than it was in 1998--in fact, we think we may be seeing this year's surge of issuance now, as borrowers rush to market ahead of year-end and potential Y2K problems. If supply diminishes later in the year, we believe spreads will tighten again, so this seems like a good time to take advantage of the attractive yields in high quality B credits.

   Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have.

Sincerely,




/s/Margo Alexander                   /s/Brian M .Storms
MARGO ALEXANDER                      BRIAN M. STORMS
Chairman and                         President and
Chief Executive Officer              Chief Operating Officer
Mitchell Hutchins                    Mitchell Hutchins
Asset Management Inc.                Asset Management Inc.

MITCHELL HUTCHINS SERIES TRUST--HIGH INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS                                JUNE 30, 1999(UNAUDITED)

  PRINCIPAL
   AMOUNT                                                                   MATURITY          INTEREST
    (000)                                                                    DATES              RATES           VALUE
-------------                                                         --------------------   -----------    -------------
CORPORATE BONDS--93.55%
AUTOMOTIVE--3.76%
  $       250    Federal Mogul Corporation**.......................         01/15/09            7.500%      $     230,710
          250    HDA Parts Systems Incorporated**..................         08/01/05           12.000             252,500
                                                                                                            -------------
                                                                                                                  483,210
                                                                                                            -------------
CABLE--12.73%
          250    @Entertainment Incorporated.......................         07/15/08           14.500+            162,500
          250    21st Century Telecom Group Incorporated...........         02/15/08           12.250+            110,000
          250    EchoStar DBS Corporation**........................         02/01/09            9.375             255,000
          500    Knology Holdings Incorporated.....................         10/15/07           11.875+            290,000
          250    NTL Communications Corporation....................         10/01/08           11.500             273,750
          125    Park N View Incorporated..........................         05/15/08           13.000              37,500
          250    RCN Corporation...................................         10/15/07           11.125+            166,875
          250    UIH Australia Pacific Incorporated................         05/15/06           14.000+            177,500
          250    United International Holdings Incorporated........         02/15/08           10.750+            165,000
                                                                                                            -------------
                                                                                                                1,638,125
                                                                                                            -------------
CHEMICALS--2.95%
          250    Lyondell Chemical Company**.......................         05/01/07            9.875             254,688
          125    ZSC Specialty**...................................         07/01/09           11.000             125,312
                                                                                                            -------------
                                                                                                                  380,000
                                                                                                            -------------
COMMUNICATIONS--FIXED--15.28%
          125    Allegiance Telecom, Incorporated..................         05/15/08           12.875             132,500
          250    Barak ITC.........................................         11/15/07           12.500+            142,500
          250    Flag Limited......................................         01/30/08            8.250             233,125
          125    GST Equipment Funding Incorporated................         05/01/07           13.250             135,000
          250    Hyperion Telecommunications Incorporated**........         11/01/07           12.000             252,500
          250    Metromedia Fiber Network Incorporated.............         11/15/08           10.000             256,875
          250    NEXTLINK Communications Incorporated..............         06/01/09           10.750             256,250
          125    Northeast Optic Network Incorporated..............         08/15/08           12.750             128,750
          250    Pathnet Incorporated..............................         04/15/08           12.250             140,000
          125    Time Warner Telecommunications LLC................         07/15/08            9.750             128,125
          250    Viatel Incorporated...............................         04/15/08           12.500+            160,000
                                                                                                            -------------
                                                                                                                1,965,625
                                                                                                            -------------
COMMUNICATIONS--MOBILE--5.40%
          250    Nextel Communications.............................         02/15/08            9.950+            172,500
          250    Orange PLC........................................         08/01/08            8.000             236,875
          500    Spectrasite Holdings Incorporated**...............         04/15/09           11.250+            285,000
                                                                                                            -------------
                                                                                                                  694,375
                                                                                                            -------------
CONSUMER MANUFACTURING--1.87%
          250    Decora Industries Incorporated....................         05/01/05           11.000             240,312
                                                                                                            -------------
ENERGY--3.66%
          250    Gulfmark Offshore Incorporated....................         06/01/08            8.750             235,625
          250    R&B Falcon Corporation............................         12/15/08            9.500             235,000
                                                                                                            -------------
                                                                                                                  470,625
                                                                                                            -------------
FINANCE--2.39%
          125    Airplanes Pass Through Trust......................         03/15/19           10.875             120,625

MITCHELL HUTCHINS SERIES TRUST--HIGH INCOME PORTFOLIO

  PRINCIPAL
   AMOUNT                                                                   MATURITY          INTEREST
    (000)                                                                    DATES              RATES           VALUE
-------------                                                         --------------------   -----------    -------------

CORPORATE BONDS (CONTINUED)
FINANCE (CONCLUDED)

  $       250    Signet Capital Trust I............................         08/15/27            9.500%      $     187,500
                                                                                                            -------------
                                                                                                                  308,125
                                                                                                            -------------
FOOD & BEVERAGE--2.55%
          250    Iowa Select Farms L.P.**..........................         12/01/05           10.750             205,000
          125    Packaged Ice Incorporated.........................         02/01/05            9.750             122,500
                                                                                                            -------------
                                                                                                                  327,500
                                                                                                            -------------
GAMING--3.69%
          500    Park Place Entertainment Corporation..............         12/15/05            7.875             475,000
                                                                                                            -------------
GENERAL INDUSTRIAL--5.30%
          250    Coltec Industries Incorporated....................         04/15/08            7.500             241,250
          125    Jordan Telecommunication Products.................         08/01/07           11.750+            106,250
          125    Roller Bearing Company America Incorporated.......         06/15/07            9.625             116,250
          250    SabreLiner Corporation**..........................         06/15/08           11.000             217,500
                                                                                                            -------------
                                                                                                                  681,250
                                                                                                            -------------
HEALTHCARE--3.67%
          125    Fresenius Medical Care Capital Trust..............         02/01/08            7.875             116,250
          125    InSight Health Services Corporation...............         06/15/08            9.625             120,625
          250    Tenet Healthcare Corporation......................         12/01/08            8.125             235,000
                                                                                                            -------------
                                                                                                                  471,875
                                                                                                            -------------
HOTELS & LODGING--5.71%
          300    Host Marriott L.P. ...............................         02/15/06            8.375             286,500
          250    Signature Resorts Incorporated....................         05/15/06            9.250             240,000
          250    Silverleaf Resorts Incorporated...................         04/01/08           10.500             207,500
                                                                                                            -------------
                                                                                                                  734,000
                                                                                                            -------------
REAL ESTATE--3.69%
          250    D.R. Horton Incorporated..........................         02/01/09            8.000             236,250
          250    Forest City Enterprises Incorporated..............         03/15/08            8.500             238,750
                                                                                                            -------------
                                                                                                                  475,000
                                                                                                            -------------
RESTAURANTS--1.75%
          250    American Restaurant Group Incorporated............         02/15/03           11.500             225,625
                                                                                                            -------------
RETAIL--6.10%
          250    Advance Stores Company Incorporated...............         04/15/08           10.250             238,750
          375    Ames Department Stores Incorporated**.............         04/15/06           10.000             367,500
          172    Tuesday Morning Corporation.......................         12/15/07           11.000             178,880
                                                                                                            -------------
                                                                                                                  785,130
                                                                                                            -------------
SERVICE--8.07%
          250    Ameriserve Food Distribution Incorporated.........         07/15/07           10.125             210,000
          125    Atlantic Express Transportation Corporation.......         02/01/04           10.750             123,438
          250    Budget Group Incorporated.........................         04/01/06            9.125             230,000
          250    Premire Graphics Incorporated.....................         12/01/05           11.500             235,000
          250    Protection One Alarm Incorporated**...............         01/15/09            8.125             240,000
                                                                                                            -------------
                                                                                                                1,038,438
                                                                                                            -------------

MITCHELL HUTCHINS SERIES TRUST--HIGH INCOME PORTFOLIO

  PRINCIPAL
   AMOUNT                                                                   MATURITY          INTEREST
    (000)                                                                    DATES              RATES           VALUE
-------------                                                         --------------------   -----------    -------------

CORPORATE BONDS (CONCLUDED)

SUPERMARKETS & DRUGSTORES--0.99%
  $       125    The Pantry Incorporated...........................         10/15/07           10.250%      $     127,500
                                                                                                            -------------
TECHNOLOGY--0.94%
          125    Fairchild Semiconductor Corporation...............         03/15/07           10.125             121,250
                                                                                                            -------------
TRANSPORTATION--3.05%
          250    American Reefer Company Limited...................         03/01/08           10.250             162,500
          250    Stena AB..........................................         06/15/07            8.750             230,000
                                                                                                            -------------
                                                                                                                  392,500
                                                                                                            -------------
Total Corporate Bonds (cost--$11,924,800)..........................                                            12,035,465
                                                                                                            -------------

  NUMBER OF
  WARRANTS
-------------

WARRANTS--0.07%
CABLE--0.07%
        1,000    @Entertainment Incorporated.......................                                                 9,000
          125    Park N View Incorporated..........................                                                     1
                                                                                                            -------------
Total Warrants (cost--$10).........................................                                                 9,001
                                                                                                            -------------

  PRINCIPAL
   AMOUNT
    (000)
-------------

REPURCHASE AGREEMENT--5.60%
  $       720    Repurchase Agreement, dated 06/30/99 with State
                   Street Bank and Trust Company, collateralized by
                   $733,027 U. S. Treasury Bonds, 4.000% due
                   11/15/11 (value--$734,402); proceeds: $720,080
                   (cost--$720,000)................................         07/01/99            4.000             720,000
                                                                                                            -------------
Total Investments (cost--$12,644,810)--99.22%......................                                            12,764,466
Other assets in excess of liabilities--0.78%.......................                                               100,749
                                                                                                            -------------
Net Assets--100.00%................................................                                         $  12,865,215
                                                                                                            -------------
                                                                                                            -------------

-----------------

+ Denotes a step up bond or zero coupon bond that converts to the noted fixed rate at a designated future date.

** Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                 See accompanying notes to financial statements

MITCHELL HUTCHINS SERIES TRUST--HIGH INCOME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES                     JUNE 30, 1999(UNAUDITED)

ASSETS
Investments, at value (cost--$12,644,810).............................................................  $12,764,466
Cash..................................................................................................          605
Receivable for investments sold.......................................................................      533,746
Interest receivable...................................................................................      239,340
Other assets..........................................................................................          118
                                                                                                        -----------
Total assets..........................................................................................   13,538,275
                                                                                                        -----------

LIABILITIES
Payable for investments purchased.....................................................................      659,916
Payable to investment adviser and administrator.......................................................        5,245
Accrued expenses and other liabilities................................................................        7,899
                                                                                                        -----------
Total liabilities.....................................................................................      673,060
                                                                                                        -----------

NET ASSETS
Beneficial interest shares of $0.001 par value outstanding--998,961; (unlimited amount authorized)....   12,087,948
Undistributed net investment income...................................................................      551,294
Accumulated net realized gain from investment transactions............................................      106,317
Net unrealized appreciation of investments............................................................      119,656
                                                                                                        -----------
Net assets............................................................................................  $12,865,215
                                                                                                        -----------
                                                                                                        -----------
Net asset value, offering price and redemption value per share........................................       $12.88
                                                                                                        -----------
                                                                                                        -----------

                 See accompanying notes to financial statements

MITCHELL HUTCHINS SERIES TRUST--HIGH INCOME PORTFOLIO

STATEMENT OF OPERATIONS

                                                                                                                       FOR THE
                                                                                                                   SIX MONTHS ENDED
                                                                                                                    JUNE 30, 1999
                                                                                                                     (UNAUDITED)
                                                                                                                   ----------------

INVESTMENT INCOME:
Interest.........................................................................................................     $  620,075
                                                                                                                   ----------------

EXPENSES:
Investment advisory and administration...........................................................................         30,287
Legal and audit..................................................................................................         13,820
Reports and notices to shareholders..............................................................................         10,586
Custody and accounting...........................................................................................          4,188
Trustees' fees...................................................................................................          3,750
Transfer agency fees and related service expenses................................................................          1,126
Other expenses...................................................................................................          4,931
                                                                                                                   ----------------
                                                                                                                          68,688
                                                                                                                   ----------------
Net investment income............................................................................................        551,387
                                                                                                                   ----------------

REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investments..............................................................................        106,443
Net change in unrealized appreciation/depreciation of investments................................................       (202,841)
                                                                                                                   ----------------
NET REALIZED AND UNREALIZED LOSS FROM INVESTMENT TRANSACTIONS....................................................        (96,398)
                                                                                                                   ----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.............................................................     $  454,989
                                                                                                                   ----------------
                                                                                                                   ----------------

                 See accompanying notes to financial statements

MITCHELL HUTCHINS SERIES TRUST--HIGH INCOME PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                 FOR THE         FOR THE PERIOD
                                                                                             SIX MONTHS ENDED  SEPTEMBER 28, 1998+
                                                                                              JUNE 30, 1999          THROUGH
                                                                                               (UNAUDITED)      DECEMBER 31, 1998
                                                                                             ----------------  -------------------
FROM OPERATIONS:
Net investment income......................................................................   $      551,387      $     172,736
Net realized gain from investments.........................................................          106,443             20,596
Net change in unrealized appreciation/depreciation of investments..........................         (202,841)           322,497
                                                                                             ----------------  -------------------
Net increase in net assets resulting from operations.......................................          454,989            515,829
                                                                                             ----------------  -------------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income......................................................................         --                 (172,829)
Net realized gains from investment transactions............................................         --                  (20,722)
                                                                                             ----------------  -------------------
Total dividends and distributions to shareholders..........................................         --                 (193,551)
                                                                                             ----------------  -------------------

FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares.......................................................        2,293,171         10,610,658
Cost of shares repurchased.................................................................       (1,009,341)               (90)
Dividend reinvestment......................................................................          193,550           --
                                                                                             ----------------  -------------------
Net increase in net assets from beneficial interest transactions...........................        1,477,380         10,610,568
                                                                                             ----------------  -------------------
Net increase in net assets.................................................................        1,932,369         10,932,846

NET ASSETS:
Beginning of period........................................................................       10,932,846           --
                                                                                             ----------------  -------------------
End of period (including undistributed net investment income of $551,294 at June 30,
  1999)....................................................................................   $   12,865,215      $  10,932,846
                                                                                             ----------------  -------------------
                                                                                             ----------------  -------------------

-------------

+ Commencement of operations

                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS(UNAUDITED)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

  Mitchell Hutchins Series Trust--High Income (the "Portfolio") is a diversified Portfolio of Mitchell Hutchins Series Trust (the "Fund") which is organized under Massachusetts law by a Declaration of Trust dated November 21, 1986 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund operates as a series company currently offering thirteen Portfolios. Shares of each Portfolio are offered only to insurance company separate accounts which fund certain variable contracts.

  The Fund accounts separately for the assets, liabilities and operations for each Portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio's operations; expenses which are applicable to all Portfolios are allocated among them in a pro rated basis.

  Prior to the commencement of operations on September 28, 1998, the Portfolio had no activity other than the sale of one share for a total amount of $12 to Mitchell Hutchins Asset Management, Inc. ("Mitchell Hutchins") a wholly owned asset management subsidiary of PaineWebber Incorporated ("PaineWebber") and investment adviser and administrator of the Portfolio.

  The preparation of financial statements in accordance with generally accepted accounting principles requires the Fund's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

  VALUATION OF INVESTMENTS--The Portfolio calculates its net asset value based on the current market value for its portfolio securities. The Portfolio normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the last sale price on Nasdaq prior to valuation. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by Mitchell Hutchins. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund's board of trustees (the "board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the board determines that this does not represent fair value.

  REPURCHASE AGREEMENTS--The Portfolio's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

NOTES TO FINANCIAL STATEMENTS(UNAUDITED)

Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/ or retention of the collateral may be subject to legal proceedings. The Portfolio may participate in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.

  INVESTMENT TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost basis. Dividend income and other distributions are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

  DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

  The ability of the issuers of debt securities held by the Portfolio to meet their obligations may be affected by economic and political developments, including those particular to a specific industry, country or region.

INVESTMENT ADVISER AND ADMINISTRATOR

  The Fund's board of trustees has approved an investment advisory and administration contract with Mitchell Hutchins, under which Mitchell Hutchins serves as investment adviser and administrator of the Portfolio. In accordance with the Advisory Contract, the Portfolio pays Mitchell Hutchins an investment advisory and administration fee, which is computed daily and payable monthly, at an annual rate of 0.50% of the Portfolio's average daily net assets.

BANK LINE OF CREDIT

  The Portfolio may participate with other funds managed by Mitchell Hutchins in a $200 million committed credit facility ("Facility") to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Portfolio at the request of the shareholders and other temporary or emergency purposes. In connection therewith, the Portfolio has agreed to pay commitment fees, pro rata, based on the relative asset size of the funds in the Facility. Interest is charged to the Portfolio at rates based on prevailing market rates in effect at the time of borrowings. For the six months ended June 30, 1999, the Portfolio did not borrow under the Facility.

INVESTMENTS IN SECURITIES

  For federal income tax purposes, the cost of securities owned at June 30, 1999 was substantially the same as the cost of securities for financial statement purposes.

  At June 30, 1999, the components of net unrealized appreciation of investments were as follows:

Gross appreciation (investments having an excess of value over cost)................   $ 442,310
Gross depreciation (investments having an excess of cost over value)................    (322,654)
                                                                                      -----------
Net unrealized appreciation of investments..........................................   $ 119,656
                                                                                      -----------
                                                                                      -----------

NOTES TO FINANCIAL STATEMENTS(UNAUDITED)

  For the six months ended June 30, 1999, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were $7,502,509 and $6,245,331, respectively.

FEDERAL TAX STATUS

  The Portfolio intends to distribute all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required.

SHARES OF BENEFICIAL INTEREST

  There are an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                                                            FOR THE         FOR THE PERIOD
                                                                       SIX MONTHS ENDED   SEPTEMBER 28, 1998+
                                                                         JUNE 30, 1999     THROUGH DECEMBER
                                                                          (UNAUDITED)          31, 1998
                                                                       -----------------  -------------------
Shares sold..........................................................        179,934             881,787
Shares redeemed......................................................        (78,324)                 (7)
Shares reinvested....................................................         15,571                  --
                                                                             -------             -------
Net increase.........................................................        117,181             881,780
                                                                             -------             -------
                                                                             -------             -------

---------------
+ Commencement of operations

MITCHELL HUTCHINS SERIES TRUST--HIGH INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                                              FOR THE            FOR THE PERIOD
                                                                                          SIX MONTHS ENDED    SEPTEMBER 28, 1998+
                                                                                           JUNE 30, 1999            THROUGH
                                                                                            (UNAUDITED)        DECEMBER 31, 1998
                                                                                        --------------------  --------------------
Net asset value, beginning of period..................................................       $    12.40            $    12.00
                                                                                               --------              --------
Net investment income.................................................................             0.55                  0.20
Net realized and unrealized gain (losses) from investments............................            (0.07)                 0.42
                                                                                               --------              --------
Net increase from investment operations...............................................             0.48                  0.62
                                                                                               --------              --------
Dividends from net investment income..................................................           --                     (0.20)
Distributions from net realized gains from investments................................           --                     (0.02)
                                                                                               --------              --------
Total dividends and distributions.....................................................           --                     (0.22)
                                                                                               --------              --------
Net asset value, end of period........................................................       $    12.88            $    12.40
                                                                                               --------              --------
                                                                                               --------              --------
Total investment return (1)...........................................................             3.87%                 5.16%
                                                                                               --------              --------
                                                                                               --------              --------
Ratios/Supplemental Data:
Net assets, end of period (000's).....................................................       $   12,865            $   10,933
Expenses to average net assets........................................................             1.13%*                1.20%*
Net investment income to average net assets...........................................             9.10%*                7.04%*
Portfolio turnover rate...............................................................               56%                   21%

-----------------

+  Commencement of operations

*  Annualized

(1) Total investment return is calculated assuming a $1,000 investment on the first day of the period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of the period reported. The figures do not include additional contract level charges; results would be lower if such charges were included. Total investment return for periods of less than one year has not been annualized.

SEMIANNUAL REPORT

----------------------

MITCHELL
HUTCHINS SERIES
TRUST

HIGH INCOME
PORTFOLIO

JUNE 30, 1999

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